Partnership Distributions (tables)	12 Months Ended
Dec. 31, 2013
Distributions Made to Members or Limited Partners [Abstract]
Cash Distributions Table
The board of directors of the general partner declared the following cash distributions to the Partnership’s unitholders for the periods presented:

thousands except per-unit amounts Quarters Ended	Total Quarterly Distribution per Unit	Total Quarterly Cash Distribution	Date of Distribution
2011
March 31	$0.390	$33,168	May 2011
June 30	$0.405	$36,063	August 2011
September 30	$0.420	$40,323	November 2011
December 31	$0.440	$43,027	February 2012
2012
March 31	$0.460	$46,053	May 2012
June 30	$0.480	$52,425	August 2012
September 30	$0.500	$56,346	November 2012
December 31	$0.520	$65,657	February 2013
2013
March 31	$0.540	$70,143	May 2013
June 30	$0.560	$79,315	August 2013
September 30	$0.580	$83,986	November 2013
December 31 (1)	$0.600	$92,609	February 2014

(1)
On January 20, 2014, the board of directors of the Partnership’s general partner declared a cash distribution to the Partnership’s unitholders of $0.60 per unit, or $92.6 million in aggregate, including incentive distributions. The cash distribution was paid on February 12, 2014, to unitholders of record at the close of business on January 31, 2014.

Incentive Distribution Rights Table
The Partnership’s general partner is entitled to incentive distributions if the amount the Partnership distributes with respect to any quarter exceeds specified target levels shown below:

	Total Quarterly Distribution Target Amount	Marginal Percentage Interest in Distributions
		Unitholders	General Partner
Minimum quarterly distribution	$0.300	98.0%	2.0%
First target distribution	up to $0.345	98.0%	2.0%
Second target distribution	above $0.345 up to $0.375	85.0%	15.0%
Third target distribution	above $0.375 up to $0.450	75.0%	25.0%
Thereafter	above $0.450	50.0%	50.0%